Related Party Disclosures - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Related party [Abstract]
Payments to related parties		$ 568,000	$ 487,000
Additional Paid-In Capital
Disclosure of transactions between related parties [line items]
Addition	$ 10,112,687